SCHEDULE OF UNAUDITED PROFORMA BALANCE SHEET INFORMATION (Details) (Parenthetical) - $ / shares	Dec. 20, 2024	Jan. 08, 2025	Sep. 30, 2024	Sep. 30, 2023	Nov. 03, 2022	Oct. 19, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ordinary shares, par value			$ 0.001	$ 0.001		$ 0.001
Ordinary shares, shares authorized			50,000,000	50,000,000		50,000,000
Ordinary shares, shares issued			15,500,000	15,500,000		1
Ordinary shares, shares outstanding			15,500,000	15,500,000	15,500,000
Subsequent Event [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of shares issued and sold		150,000
Share price per share		$ 4.00
IPO [Member] | Subsequent Event [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ordinary shares, par value	$ 0.001
Number of shares issued	1,375,000
Pro Forma [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Ordinary shares, par value			$ 0.001
Ordinary shares, shares authorized			50,000,000
Ordinary shares, shares issued			17,025,000
Ordinary shares, shares outstanding			17,025,000